Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2021
Common stock [Member]
Statement [LineItems]
Number of Shares
The number of issued shares of common stock and common stock held by the Company at September 30, 2021 and March 31, 2021 was as follows:

	At September 30, 2021	At March 31, 2021
Shares outstanding	1,374,362,102	1,374,040,061
Shares in treasury	3,535,806	3,612,302

Preferred stock [Member]
Statement [LineItems]
Movement of Reserves
The following table shows the number of shares of preferred stock at September 30, 2021 and March 31, 2021.

	At September 30, 2021		At March 31, 2021
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—